STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 14. STOCK BASED COMPENSATION

2022 Aclarion Equity Incentive Plan

On April 21, 2022, in connection with the IPO, the Company adopted the 2022 Aclarion Equity Incentive Plan, or “2022 Plan”. Our board of directors has appointed the compensation committee of our board of directors as the committee under the 2022 Plan with the authority to administer the 2022 Plan. The initial aggregate number of our shares of common stock that may be issued under the 2022 Plan was 2,000,000 shares, subject to adjustments as described in the 2022 Plan.

The 2022 Plan contains an “evergreen” provision, pursuant to which the number of shares of common stock reserved for issuance pursuant to awards under such plan shall be increased on the first day of each year beginning in 2023 equal to the lesser of (a) five percent (5%) of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (b) such smaller number of shares of stock as determined by our board of directors. On January 1, 2023, an additional 393,076 shares were added to the 2022 Plan pursuant to the evergreen provision. As a result, the aggregate number of our shares of common stock that may be issued under the 2022 Plan has been increased to 2,393,076 shares.

Options granted under the 2022 Plan may be incentive stock options or non-statutory stock options, as determined by the administrator at the time of grant of an option. RSUs and restricted stock may also be granted under the 2022 Plan. Grants vest in accordance with the grant terms. Options generally are exercisable for a period of up to 10 years from the grant date.

No options were granted in the three months and nine months ended September 30, 2023.

Nocimed, Inc. 2015 Stock Plan

The Company maintains the Nocimed, Inc. 2015 Stock Plan, or the “Existing Plan”, under which the Company could grant 2,440,931 post-split shares or options of the Company to our employees, consultants, and other service providers. The Company suspended the Existing Plan in connection with the IPO. No further awards will be granted under the Existing Plan, but awards granted prior to the IPO will continue in accordance with their terms and the terms of the Existing Plan.

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation and Amortization Method —The Company estimates the fair value of its stock options using the Black-Scholes-Merton option-pricing model. This fair value is then amortized over the requisite service periods of the awards.

Expected Term—The Company estimates the expected term of stock option by taking the average of the vesting term and the contractual term of the option, as illustrated by the simplified method.

Expected Volatility—The expected volatility is derived from the Company’s expectations of future market volatility over the expected term of the options.

Risk-Free Interest Rate—The risk-free interest rate is based on the 10-year U.S. Treasury yield curve on the date of grant.

Dividend Yield—The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts.

Stock Award Activity

A summary of option activity under the Company’s incentive

plans is as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value of Unexercised Options
Balance at December 31, 2022	2,738,820	$1.94	8.4	$0
Options granted	–	–	–
Options exercised	–	–	–
Options forfeited/expired	–	–	–
Balance at September 30, 2023	2,738,820	$1.94	7.7	$0

Exercisable at December 31, 2022	2,169,088	$1.87	8.3	$0
Exercisable at September 30, 2023	2,339,176	$1.90	7.6	$0

The aggregate intrinsic value in the table above of the unexercised options reflects the total pre-tax intrinsic value (the difference between the Nasdaq closing price on September 29, 2023, and the exercise price of the options that would have been received by option holders if all options exercisable had been exercised).

As of September 30, 2023, there was approximately $385,552 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the next 24 months.

Restricted Stock Units

In the nine months ended September 30, 2023, the Company granted RSUs under the 2022 Plan that have a combination of time-based and performance-based vesting, contingent upon continued service with the Company. The Company granted certain consultants an aggregate of 541,610 RSUs.

RSU activity under the 2022 Plan was as follows for the nine months ended September 30, 2023:

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2022	446,525	$0.63
Granted	541,610	0.56
Vested	(327,230)	0.65
Forfeited	(29,635)	1.17
Nonvested as of September 30, 2023	631,270	$0.63

The grant date fair value for a RSU is the market price of the common stock on the date of grant. The total share-based compensation expense related to RSUs recognized during the nine months ended September 30, 2023, was $185,086.

As of September 30, 2023, there was approximately $167,775 total unrecognized compensation cost related to non-vested RSUs which is expected to be recognized over the next twelve months.

As of September 30, 2023, the Company is obligated to issue 332,985 shares of common stock associated with vested Restricted Stock Units.

Stock-based Compensation Expense

The following table summarizes the total stock-based compensation expense included in the Company’s statements of operations for the periods presented:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Sales and marketing	$79,608	$848	$186,604	$2,544
Research and development	2,055	3,064	7,670	10,400
General and administrative	55,644	697,593	162,195	1,037,882
Total stock-based compensation	$137,307	$701,505	$356,469	$1,050,826